FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06135
                                  -------------

                          TEMPLETON INSTITUTIONAL FUNDS
                        --------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         ---------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (954) 527-7500
                                                    ---------------

Date of fiscal year end:   12/31
                         -----------

Date of reporting period:   3/31/10
                          ---------


ITEM 1. SCHEDULE OF INVESTMENTS.


Templeton Institutional Funds
EMERGING MARKETS SERIES
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED)

                                                                            INDUSTRY                     SHARES          VALUE
                                                            --------------------------------------   ------------   ---------------
       COMMON STOCKS 82.6%
       AUSTRIA 0.9%
       OMV AG                                                      Oil, Gas & Consumable Fuels            371,989   $    13,961,553
                                                                                                                    ---------------
       BRAZIL 9.3%
       AES Tiete SA                                               Independent Power Producers &
                                                                          Energy Traders                  437,196         4,300,652
       Companhia de Bebidas das Americas (AmBev)                            Beverages                     418,748        32,508,316
       Itau Unibanco Holding SA, ADR                                     Commercial Banks               2,960,794        65,107,860
       Natura Cosmeticos SA                                             Personal Products               1,487,682        30,205,467
       Souza Cruz SA                                                         Tobacco                      383,519        13,373,554
                                                                                                                    ---------------
                                                                                                                        145,495,849
                                                                                                                    ---------------
       CHINA 11.8%
   (a) Aluminum Corp. of China Ltd., H                                   Metals & Mining               20,786,000        21,497,451
       Angang Steel Co. Ltd., H                                          Metals & Mining                4,248,000         7,780,090
       China Coal Energy Co., H                                    Oil, Gas & Consumable Fuels         12,924,000        20,207,665
       China Dongxiang Group Co.                                 Textiles, Apparel & Luxury Goods       8,295,000         5,950,755
       China Molybdenum Co. Ltd., H                                      Metals & Mining                7,022,623         5,906,266
       China Petroleum and Chemical Corp., H                       Oil, Gas & Consumable Fuels          4,802,000         3,927,321
   (b) China Shipping Development Co. Ltd., H                                 Marine                   11,748,000        19,185,966
       CNOOC Ltd.                                                  Oil, Gas & Consumable Fuels          6,550,000        10,747,593
   (b) Denway Motors Ltd.                                                  Automobiles                 50,739,858        27,055,158
   (a) Hidili Industry International Development Ltd.                    Metals & Mining               15,542,000        16,814,605
   (a) Inner Mongolia Yitai Coal Co. Ltd., B                       Oil, Gas & Consumable Fuels            610,350         5,693,955
       PetroChina Co. Ltd., H                                      Oil, Gas & Consumable Fuels         33,818,000        39,548,886
                                                                                                                    ---------------
                                                                                                                        184,315,711
                                                                                                                    ---------------
       HONG KONG 2.1%
       Dairy Farm International Holdings Ltd.                        Food & Staples Retailing           2,118,519        13,982,226
   (a) GOME Electrical Appliances Holdings Ltd.                          Specialty Retail              13,820,000         4,645,677
       VTech Holdings Ltd.                                           Communications Equipment           1,327,500        14,421,821
                                                                                                                    ---------------
                                                                                                                         33,049,724
                                                                                                                    ---------------
       HUNGARY 3.2%
   (a) MOL Hungarian Oil and Gas Nyrt.                             Oil, Gas & Consumable Fuels             80,083         8,195,867
   (a) OTP Bank Ltd.                                                     Commercial Banks               1,190,510        41,649,665
                                                                                                                    ---------------
                                                                                                                         49,845,532
                                                                                                                    ---------------
       INDIA 13.7%
       Grasim Industries Ltd.                                         Construction Materials               54,466         3,418,553
       Hindalco Industries Ltd.                                          Metals & Mining                5,125,471        20,773,992
       Infosys Technologies Ltd.                                           IT Services                    287,883        16,793,282
       National Aluminium Co. Ltd.                                       Metals & Mining                  921,968         8,356,942
       Oil & Natural Gas Corp. Ltd.                                Oil, Gas & Consumable Fuels          1,125,688        27,583,499
       Sesa Goa Ltd.                                                     Metals & Mining                5,326,792        55,977,063
       Steel Authority of India Ltd.                                     Metals & Mining                2,294,000        12,884,881
       Tata Chemicals Ltd.                                                  Chemicals                   1,896,833        13,829,575
       Tata Consultancy Services Ltd.                                      IT Services                  3,136,752        54,632,522
                                                                                                                    ---------------
                                                                                                                        214,250,309
                                                                                                                    ---------------
       INDONESIA 2.7%
       PT Astra International Tbk                                          Automobiles                  6,495,000        29,938,449
       PT Bank Central Asia Tbk                                          Commercial Banks              19,879,272        12,028,162
                                                                                                                    ---------------
                                                                                                                         41,966,611
                                                                                                                    ---------------
       ISRAEL 1.0%
   (a) Taro Pharmaceutical Industries Ltd.                               Pharmaceuticals                1,164,107        15,482,623
                                                                                                                    ---------------
       MEXICO 2.3%
       America Movil SAB de CV, L, ADR                         Wireless Telecommunication Services        564,078        28,395,686
       Kimberly Clark de Mexico SAB de CV, A                            Household Products              1,419,626         8,025,708
                                                                                                                    ---------------
                                                                                                                         36,421,394
                                                                                                                    ---------------
       PAKISTAN 1.6%
       MCB Bank Ltd.                                                     Commercial Banks               5,031,509        12,506,295

Templeton Institutional Funds
EMERGING MARKETS SERIES
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED)

       Oil & Gas Development Co. Ltd.                              Oil, Gas & Consumable Fuels          7,883,100   $    12,163,436
                                                                                                                    ---------------
                                                                                                                         24,669,731
                                                                                                                    ---------------
       RUSSIA 14.4%
       Gazprom, ADR                                                Oil, Gas & Consumable Fuels          1,564,200        36,711,774
       Gazprom, ADR (London Exchange)                              Oil, Gas & Consumable Fuels            590,600        13,796,416
   (c) LUKOIL Holdings, ADR                                        Oil, Gas & Consumable Fuels            207,570        11,769,219
   (c) LUKOIL Holdings, ADR (London Exchange)                      Oil, Gas & Consumable Fuels            533,950        30,274,965
   (a) Mining and Metallurgical Co. Norilsk Nickel, ADR                  Metals & Mining                2,265,800        41,781,352
       Mobile TeleSystems                                      Wireless Telecommunication Services      1,271,600        10,960,095
       Mobile TeleSystems, ADR                                 Wireless Telecommunication Services        300,300        16,666,650
       Sberbank RF                                                       Commercial Banks              10,616,860        31,107,400
       TNK-BP                                                      Oil, Gas & Consumable Fuels         12,307,073        25,844,853
(a, d) Uralkali, GDR, Reg S                                                 Chemicals                     287,700         6,027,315
                                                                                                                    ---------------
                                                                                                                        224,940,039
                                                                                                                    ---------------
       SOUTH AFRICA 1.2%
       Remgro Ltd.                                                Diversified Financial Services          672,701         9,054,968
       Standard Bank Group Ltd.                                          Commercial Banks                 638,271        10,046,818
                                                                                                                    ---------------
                                                                                                                         19,101,786
                                                                                                                    ---------------
       SOUTH KOREA 4.0%
       CJ Internet Corp.                                                      Media                        45,625           552,444
       GS Engineering & Construction Corp.                          Construction & Engineering            202,975        17,490,886
       Hyundai Development Co.                                      Construction & Engineering            176,760         5,163,213
       Samsung Electronics Co. Ltd.                               Semiconductors & Semiconductor
                                                                            Equipment                      29,681        21,458,357
       SK Energy Co. Ltd.                                          Oil, Gas & Consumable Fuels            167,369        17,972,808
                                                                                                                    ---------------
                                                                                                                         62,637,708
                                                                                                                    ---------------
       SWEDEN 1.3%
       Oriflame Cosmetics SA, SDR                                       Personal Products                 342,293        21,338,632
                                                                                                                    ---------------
       TAIWAN 1.7%
       MediaTek Inc.                                              Semiconductors & Semiconductor
                                                                            Equipment                     212,085         3,681,463
       President Chain Store Corp.                                   Food & Staples Retailing           6,192,571        15,450,945
       Taiwan Semiconductor Manufacturing Co. Ltd.                Semiconductors & Semiconductor
                                                                            Equipment                   3,606,154         6,986,799
                                                                                                                    ---------------
                                                                                                                         26,119,207
                                                                                                                    ---------------
       THAILAND 2.2%
       Kasikornbank Public Co. Ltd., fgn.                                Commercial Banks               1,296,400         4,129,556
       PTT Exploration and Production Public Co. Ltd.,
          fgn.                                                     Oil, Gas & Consumable Fuels          3,579,500        16,439,022
       PTT Public Co. Ltd., fgn.                                   Oil, Gas & Consumable Fuels          1,711,700        13,869,349
                                                                                                                    ---------------
                                                                                                                         34,437,927
                                                                                                                    ---------------
       TURKEY 4.2%
       Akbank TAS                                                        Commercial Banks               4,341,907        28,036,297
       Tupras-Turkiye Petrol Rafinerileri AS                       Oil, Gas & Consumable Fuels          1,318,002        29,960,512
       Turkcell Iletisim Hizmetleri AS                         Wireless Telecommunication Services      1,346,783         8,208,304
                                                                                                                    ---------------
                                                                                                                         66,205,113
                                                                                                                    ---------------
       UNITED ARAB EMIRATES 1.3%
       DP World Ltd.                                              Transportation Infrastructure         9,176,972         4,726,141
   (a) Emaar Properties PJSC                                         Real Estate Management &
                                                                           Development                 15,207,451        16,561,340
                                                                                                                    ---------------
                                                                                                                         21,287,481
                                                                                                                    ---------------
       UNITED KINGDOM 3.7%
   (a) Anglo American PLC                                                Metals & Mining                  836,306        36,637,566
       Antofagasta PLC                                                   Metals & Mining                1,321,269        20,863,259
                                                                                                                    ---------------
                                                                                                                         57,500,825
                                                                                                                    ---------------
       TOTAL COMMON STOCKS (COST $810,788,712)                                                                        1,293,027,755
                                                                                                                    ---------------
       PREFERRED STOCKS 12.3%
       BRAZIL 11.7%
       Banco Bradesco SA, ADR, pfd.                                      Commercial Banks                 788,886        14,539,169

Templeton Institutional Funds
EMERGING MARKETS SERIES
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED)

       Itausa - Investimentos Itau SA, pfd.                             Commercial Banks                2,344,737   $    16,062,371
       Petroleo Brasileiro SA, ADR, pfd.                           Oil, Gas & Consumable Fuels          1,709,740        67,688,607
       Vale SA, ADR, pfd., A                                             Metals & Mining                3,048,822        84,635,299
                                                                                                                    ---------------
                                                                                                                        182,925,446
                                                                                                                    ---------------
       CHILE 0.6%
       Embotelladora Andina SA, pfd., A                                     Beverages                   3,455,599         9,943,696
                                                                                                                    ---------------
       TOTAL PREFERRED STOCKS (COST $78,467,675)                                                                        192,869,142
                                                                                                                    ---------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
          (COST $889,256,387)                                                                                         1,485,896,897
                                                                                                                    ---------------
       SHORT TERM INVESTMENTS (COST $89,370,288) 5.7%
       MONEY MARKET FUNDS 5.7%
       UNITED STATES 5.7%
   (e) Institutional Fiduciary Trust Money Market
          Portfolio, 0.00%                                                                             89,370,288        89,370,288
                                                                                                                    ---------------
       TOTAL INVESTMENTS (COST $978,626,675) 100.6%                                                                   1,575,267,185
       OTHER ASSETS, LESS LIABILITIES (0.6)%                                                                             (9,326,831)
                                                                                                                    ---------------
       NET ASSETS 100.0%                                                                                            $ 1,565,940,354
                                                                                                                    ===============

(a)  Non-income producing.

(b)  A portion of the security purchased on a delayed delivery basis.

(c)  See Note 4 regarding other considerations.

(d) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2010, the value of this security was $6,027,315, representing 0.39% of net assets.

(e) The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

Templeton Institutional Funds
EMERGING MARKETS SERIES
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED)

ABBREVIATIONS

SELECTED PORTFOLIO

ADR American Depository Receipt
GDR Global Depository Receipt
SDR Swedish Depository Receipt

Templeton Institutional Funds
FOREIGN EQUITY SERIES
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED)

                                                                            INDUSTRY                    SHARES           VALUE
                                                            --------------------------------------   ------------   ---------------
       COMMON STOCKS 91.9%
       AUSTRIA 0.7%
       Telekom Austria AG                                   Diversified Telecommunication Services      2,953,740   $    41,303,229
                                                                                                                    ---------------
       BRAZIL 0.8%
       Embraer-Empresa Brasileira de Aeronautica SA, ADR              Aerospace & Defense               2,059,260        49,339,870
                                                                                                                    ---------------
       CANADA 0.6%
       Husky Energy Inc.                                          Oil, Gas & Consumable Fuels           1,177,380        33,781,905
                                                                                                                    ---------------
       CHINA 2.5%
       China Mobile Ltd.                                      Wireless Telecommunication Services       7,133,000        68,626,731
       China Telecom Corp. Ltd., H                          Diversified Telecommunication Services    124,902,000        61,934,212
       Shanghai Electric Group Co. Ltd.                              Electrical Equipment              45,506,000        22,154,449
                                                                                                                    ---------------
                                                                                                                        152,715,392
                                                                                                                    ---------------
       DENMARK 1.0%
   (a) Vestas Wind Systems AS                                        Electrical Equipment               1,153,283        62,684,680
                                                                                                                    ---------------
       FRANCE 9.2%
       Accor SA                                                  Hotels, Restaurants & Leisure            526,240        29,121,598
       AXA SA                                                              Insurance                    2,906,183        64,667,780
       Compagnie Generale des Etablissements Michelin, B                Auto Components                   997,607        73,536,888
       France Telecom SA                                    Diversified Telecommunication Services      4,369,155       104,570,698
       GDF Suez                                                         Multi-Utilities                 1,115,667        43,109,404
       Sanofi-Aventis                                                   Pharmaceuticals                 1,641,178       122,373,527
       Sanofi-Aventis, ADR                                              Pharmaceuticals                     7,073           264,247
       Total SA, B                                                Oil, Gas & Consumable Fuels           1,216,243        70,624,951
       Vivendi SA                                                            Media                      1,828,239        48,943,885
                                                                                                                    ---------------
                                                                                                                        557,212,978
                                                                                                                    ---------------
       GERMANY 11.9%
       Bayerische Motoren Werke AG                                        Automobiles                   2,198,502       101,658,037
       Celesio AG                                              Health Care Providers & Services         2,494,475        79,687,439
       Deutsche Post AG                                             Air Freight & Logistics             4,062,600        70,311,213
       E.ON AG                                                        Electric Utilities                2,343,600        86,567,205
       E.ON AG, ADR                                                   Electric Utilities                    4,820           177,810
   (a) Infineon Technologies AG                                 Semiconductors & Semiconductor
                                                                           Equipment                   10,345,734        71,719,081
       Merck KGaA                                                       Pharmaceuticals                   707,399        57,343,882
       Muenchener Rueckversicherungs-Gesellschaft AG                       Insurance                      374,383        60,848,958
       SAP AG                                                              Software                     1,610,321        77,941,732
       Siemens AG                                                  Industrial Conglomerates             1,109,850       111,335,109
                                                                                                                    ---------------
                                                                                                                        717,590,466
                                                                                                                    ---------------
       HONG KONG 2.3%
       Cheung Kong (Holdings) Ltd.                                 Real Estate Management &
                                                                          Development                   2,710,500        34,910,004
       Cheung Kong (Holdings) Ltd., ADR                            Real Estate Management &
                                                                          Development                      32,635           415,444
       Hutchison Whampoa Ltd.                                      Industrial Conglomerates             4,205,350        30,764,579
       Hutchison Whampoa Ltd., ADR                                 Industrial Conglomerates                 4,895           178,667
       Swire Pacific Ltd., A                                       Real Estate Management &
                                                                          Development                   5,785,400        69,558,179
       Swire Pacific Ltd., B                                       Real Estate Management &
                                                                          Development                     159,500           352,105
                                                                                                                    ---------------
                                                                                                                        136,178,978
                                                                                                                    ---------------
       INDIA 3.9%
       Housing Development Finance Corp. Ltd.                     Thrifts & Mortgage Finance            2,537,518       153,555,782
       ICICI Bank Ltd.                                                 Commercial Banks                 3,897,018        82,817,066
                                                                                                                    ---------------
                                                                                                                        236,372,848
                                                                                                                    ---------------

    Quarterly Statement of Investments   See Notes to Statements of Investments.

Templeton Institutional Funds
FOREIGN EQUITY SERIES
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

       IRELAND 0.5%
   (b) CRH PLC                                                      Construction Materials              1,182,430   $    29,522,206
                                                                                                                    ---------------
       ITALY 2.8%
       Eni SpA                                                    Oil, Gas & Consumable Fuels           2,588,760        60,752,339
   (a) Intesa Sanpaolo SpA                                             Commercial Banks                12,132,567        45,200,123
(a, b) UniCredit SpA                                                   Commercial Banks                20,786,722        61,433,529
                                                                                                                    ---------------
                                                                                                                        167,385,991
                                                                                                                    ---------------
       JAPAN 2.5%
       FUJIFILM Holdings Corp.                                Electronic Equipment, Instruments &
                                                                          Components                    1,126,500        38,788,751
       Mitsubishi UFJ Financial Group Inc.                             Commercial Banks                 9,606,900        50,338,245
       Nintendo Co. Ltd.                                                   Software                       182,600        61,117,254
                                                                                                                    ---------------
                                                                                                                        150,244,250
                                                                                                                    ---------------
       NETHERLANDS 7.4%
       Akzo Nobel NV                                                       Chemicals                      549,570        31,329,640
   (a) ING Groep NV                                             Diversified Financial Services          8,568,636        85,574,634
   (a) ING Groep NV, ADR                                        Diversified Financial Services             25,025           249,249
       Koninklijke Philips Electronics NV                          Industrial Conglomerates             3,142,560       100,794,234
       Koninklijke Philips Electronics NV, N.Y. shs.               Industrial Conglomerates                12,405           397,208
   (a) Randstad Holding NV                                           Professional Services              1,029,105        48,920,247
       Royal Dutch Shell PLC, A, ADR                              Oil, Gas & Consumable Fuels               6,990           404,441
       SBM Offshore NV                                            Energy Equipment & Services           2,832,896        56,702,693
       Unilever NV                                                       Food Products                  4,018,833       121,596,877
       Unilever NV, N.Y. shs.                                            Food Products                     19,310           582,390
                                                                                                                    ---------------
                                                                                                                        446,551,613
                                                                                                                    ---------------
       NORWAY 2.5%
       Statoil ASA                                                Oil, Gas & Consumable Fuels           2,613,560        60,517,603
   (a) Telenor ASA                                          Diversified Telecommunication Services      6,597,378        89,482,317
                                                                                                                    ---------------
                                                                                                                        149,999,920
                                                                                                                    ---------------
       PORTUGAL 1.3%
       Portugal Telecom SGPS SA                             Diversified Telecommunication Services      6,822,187        76,299,280
                                                                                                                    ---------------
       SINGAPORE 2.8%
       DBS Group Holdings Ltd.                                         Commercial Banks                10,998,277       112,427,880
       DBS Group Holdings Ltd., ADR                                    Commercial Banks                     7,805           320,005
       Singapore Telecommunications Ltd.                    Diversified Telecommunication Services     25,691,000        58,217,506
                                                                                                                    ---------------
                                                                                                                        170,965,391
                                                                                                                    ---------------
       SOUTH KOREA 3.5%
       KB Financial Group Inc.                                         Commercial Banks                 1,035,605        49,974,840
       KB Financial Group Inc., ADR                                    Commercial Banks                   247,153        11,853,458
       LG Electronics Inc.                                            Household Durables                  262,414        26,671,625
       Samsung Electronics Co. Ltd.                             Semiconductors & Semiconductor
                                                                           Equipment                      165,951       119,976,948
                                                                                                                    ---------------
                                                                                                                        208,476,871
                                                                                                                    ---------------
       SPAIN 5.3%
       Banco Santander SA                                              Commercial Banks                 4,778,907        63,532,373
       Iberdrola SA                                                   Electric Utilities                6,434,933        54,554,321
       Repsol YPF SA                                              Oil, Gas & Consumable Fuels           2,667,528        63,177,480
       Telefonica SA                                        Diversified Telecommunication Services      5,777,412       136,909,733
       Telefonica SA, ADR                                   Diversified Telecommunication Services          9,232           656,395
                                                                                                                    ---------------
                                                                                                                        318,830,302
                                                                                                                    ---------------
       SWEDEN 2.2%
       Atlas Copco AB, A                                                   Machinery                    4,115,530        63,855,725
       Telefonaktiebolaget LM Ericsson, B                          Communications Equipment             6,457,410        68,076,790
                                                                                                                    ---------------
                                                                                                                        131,932,515
                                                                                                                    ---------------
       SWITZERLAND 9.0%
       Adecco SA                                                     Professional Services              1,345,591        76,407,610
       Lonza Group AG                                           Life Sciences Tools & Services            176,671        14,415,281
       Nestle SA                                                         Food Products                  2,839,386       145,471,389

Templeton Institutional Funds
FOREIGN EQUITY SERIES
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

       Nestle SA, ADR                                                    Food Products                      5,775   $       295,680
       Novartis AG                                                      Pharmaceuticals                 2,429,734       131,284,015
       Roche Holding AG                                                 Pharmaceuticals                   360,770        58,530,996
   (a) Swiss Reinsurance Co.                                               Insurance                    1,592,870        78,434,491
   (a) Swiss Reinsurance Co., ADR                                          Insurance                        3,295           161,784
   (a) UBS AG (CHF Traded)                                              Capital Markets                    11,121           180,848
   (a) UBS AG (USD Traded)                                              Capital Markets                 2,476,993        40,325,446
                                                                                                                    ---------------
                                                                                                                        545,507,540
                                                                                                                    ---------------
       TAIWAN 2.7%
       Chinatrust Financial Holding Co. Ltd.                           Commercial Banks                90,437,340        51,283,678
   (c) Compal Electronics Inc., GDR, 144A                           Computers & Peripherals             4,593,635        30,064,667
   (d) Compal Electronics Inc., GDR, Reg S                          Computers & Peripherals             1,143,310         7,480,677
       Taiwan Semiconductor Manufacturing Co. Ltd.              Semiconductors & Semiconductor
                                                                           Equipment                   39,568,242        76,662,105
                                                                                                                    ---------------
                                                                                                                        165,491,127
                                                                                                                    ---------------
       UNITED KINGDOM 15.5%
       Aviva PLC                                                           Insurance                    7,735,069        45,214,995
       BAE Systems PLC                                                Aerospace & Defense              12,023,771        67,765,123
       BP PLC                                                     Oil, Gas & Consumable Fuels           9,777,787        92,547,553
       BP PLC, ADR                                                Oil, Gas & Consumable Fuels              11,290           644,320
(a, e) British Airways PLC                                                 Airlines                    10,669,150        39,379,695
       British Sky Broadcasting Group PLC                                    Media                      6,539,684        59,773,794
       GlaxoSmithKline PLC                                              Pharmaceuticals                 5,421,389       104,125,875
       HSBC Holdings PLC                                               Commercial Banks                 5,839,621        59,492,420
       Kingfisher PLC                                                  Specialty Retail                10,997,485        35,816,096
   (b) Marks & Spencer Group PLC                                       Multiline Retail                 7,824,420        43,955,320
       Pearson PLC                                                           Media                      5,016,489        78,831,136
   (a) Rolls-Royce Group PLC                                          Aerospace & Defense               6,883,632        62,290,451
       Royal Dutch Shell PLC, B                                   Oil, Gas & Consumable Fuels              13,237           364,874
       Royal Dutch Shell PLC, B, ADR                              Oil, Gas & Consumable Fuels           1,515,467        83,850,789
       Standard Chartered PLC                                          Commercial Banks                 2,801,748        76,485,010
       Unilever PLC, ADR                                                 Food Products                      3,165            92,671
       Vodafone Group PLC                                     Wireless Telecommunication Services      36,819,189        84,999,860
                                                                                                                    ---------------
                                                                                                                        935,629,982
                                                                                                                    ---------------
       UNITED STATES 1.0%
       ACE Ltd.                                                            Insurance                    1,151,300        60,212,990
                                                                                                                    ---------------
       TOTAL COMMON STOCKS (COST $4,387,879,504)                                                                      5,544,230,324
                                                                                                                    ---------------
       PREFERRED STOCKS 2.0%
       BRAZIL 2.0%
       Petroleo Brasileiro SA, ADR, pfd.                          Oil, Gas & Consumable Fuels           2,188,690        86,650,237
       Vale SA, ADR, pfd., A                                            Metals & Mining                 1,203,200        33,400,832
                                                                                                                    ---------------
       TOTAL PREFERRED STOCKS (COST $49,298,077)                                                                        120,051,069
                                                                                                                    ---------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
          (COST $4,437,177,581)                                                                                       5,664,281,393
                                                                                                                    ---------------

                                                                                                       PRINCIPAL
                                                                                                        AMOUNT
                                                                                                     ------------
       SHORT TERM INVESTMENTS 6.1%
       U.S. GOVERNMENT AND AGENCY SECURITIES 3.3%
       UNITED STATES 3.3%
   (f) FHLMC, 6/25/10                                                                                $ 55,000,000        54,988,340
   (f) FNMA, 10/01/10                                                                                  40,000,000        39,945,080
   (f) U.S. Treasury Bills, 4/15/10 - 5/06/10                                                         100,000,000        99,990,825
                                                                                                                    ---------------
       TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
          (COST $194,916,645)                                                                                           194,924,245
                                                                                                                    ---------------
       TOTAL INVESTMENTS BEFORE MONEY MARKET FUNDS
          (COST $4,632,094,226)                                                                                       5,859,205,638
                                                                                                                    ---------------

Templeton Institutional Funds
FOREIGN EQUITY SERIES
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

                                                                                                        SHARES
                                                                                                     ------------
       MONEY MARKET FUNDS (COST $170,460,415) 2.8%
       UNITED STATES 2.8%
   (g) Institutional Fiduciary Trust Money Market
          Portfolio, 0.00%                                                                            170,460,415   $   170,460,415
                                                                                                                    ---------------
       TOTAL INVESTMENTS (COST $4,802,554,641) 100.0%                                                                 6,029,666,053
       OTHER ASSETS, LESS LIABILITIES 0.0% (h)                                                                            1,585,744
                                                                                                                    ---------------
       NET ASSETS 100.0%                                                                                            $ 6,031,251,797
                                                                                                                    ===============

(a)  Non-income producing.

(b)  A portion or all of the security purchased on a delayed delivery basis.

(c) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2010, the value of this security was $30,064,667, representing 0.50% of net assets.

(d) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2010, the value of this security was $7,480,677, representing 0.12% of net assets.

(e)  A portion or all of the security is on loan at March 31, 2010.

(f)  The security is traded on a discount basis with no stated coupon rate.

(g) The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

(h)  Rounds to less than 0.1% of net assets.

Templeton Institutional Funds
FOREIGN EQUITY SERIES
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

CURRENCY

CHF Swiss Franc
USD United States Dollar

SELECTED PORTFOLIO

ADR   American Depository Receipt
FHLMC Federal Home Loan Mortgage Corp.
FNMA  Federal National Mortgage Association
GDR   Global Depository Receipt

Templeton Institutional Funds
FOREIGN SMALLER COMPANIES SERIES
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED)

                                                                            INDUSTRY                 SHARES/UNITS         VALUE
                                                            --------------------------------------   ------------   ---------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS 96.3%
       AUSTRALIA 4.0%
       Billabong International Ltd.                            Textiles, Apparel & Luxury Goods           172,314   $     1,786,995
   (a) Billabong International Ltd., 144A                      Textiles, Apparel & Luxury Goods            24,590           255,013
       Downer EDI Ltd.                                          Commercial Services & Supplies            146,863         1,018,963
   (b) Iluka Resources Ltd.                                             Metals & Mining                   461,516         1,855,177
                                                                                                                    ---------------
                                                                                                                          4,916,148
                                                                                                                    ---------------
       BAHAMAS 1.8%
   (b) Steiner Leisure Ltd.                                      Diversified Consumer Services             49,080         2,175,226
                                                                                                                    ---------------
       BELGIUM 1.1%
   (b) Barco NV                                               Electronic Equipment, Instruments &
                                                                          Components                       31,020         1,398,941
                                                                                                                    ---------------
       BERMUDA 1.2%
       Axis Capital Holdings Ltd.                                          Insurance                       46,230         1,445,150
                                                                                                                    ---------------
       BRAZIL 1.5%
       Companhia de Saneamento de Minas Gerais                          Water Utilities                    86,000         1,243,082
       Lojas Renner SA                                                 Multiline Retail                    26,600           610,394
                                                                                                                    ---------------
                                                                                                                          1,853,476
                                                                                                                    ---------------
       CANADA 8.2%
   (b) ATS Automation Tooling Systems Inc.                                 Machinery                      209,200         1,481,554
       Biovail Corp.                                                    Pharmaceuticals                    82,100         1,373,927
       Canaccord Financial Inc.                                         Capital Markets                   147,038         1,607,606
       Dorel Industries Inc., B                                       Household Durables                   68,900         2,198,828
       Mullen Group Ltd.                                          Energy Equipment & Services              37,700           595,625
       North West Company Fund (Trust Units)                       Food & Staples Retailing                86,950         1,566,427
       Toromont Industries Ltd.                                            Machinery                       41,600         1,216,551
                                                                                                                    ---------------
                                                                                                                         10,040,518
                                                                                                                    ---------------
       CAYMAN ISLANDS 1.7%
       Stella International Holdings Ltd.                      Textiles, Apparel & Luxury Goods         1,014,062         2,071,420
                                                                                                                    ---------------
       CHINA 4.0%
       AAC Acoustic Technologies Holdings Inc.                     Communications Equipment               822,000         1,374,191
   (b) Anhui Expressway Co. Ltd.                                 Transportation Infrastructure          1,512,000         1,034,063
       Sinotrans Ltd., H                                            Air Freight & Logistics             5,668,658         1,569,709
       Travelsky Technology Ltd., H                                       IT Services                   1,077,000           901,632
                                                                                                                    ---------------
                                                                                                                          4,879,595
                                                                                                                    ---------------
       DENMARK 0.4%
   (b) Vestas Wind Systems AS                                        Electrical Equipment                   9,470           514,725
                                                                                                                    ---------------
       FINLAND 3.0%
       Amer Sports OYJ                                           Leisure Equipment & Products             176,082         2,079,208
       Huhtamaki OYJ                                                Containers & Packaging                148,730         1,621,599
                                                                                                                    ---------------
                                                                                                                          3,700,807
                                                                                                                    ---------------
       FRANCE 1.1%
       Sperian Protection                                       Commercial Services & Supplies             15,720         1,289,390
                                                                                                                    ---------------
       GERMANY 6.2%
       Celesio AG                                              Health Care Providers & Services            43,420         1,387,077
       GFK AG                                                        Professional Services                 37,040         1,354,661
   (b) Jenoptik AG                                            Electronic Equipment, Instruments &
                                                                          Components                       89,400           528,550
       Rational AG                                                    Household Durables                    9,820         1,720,770
       Rhoen-Klinikum AG                                       Health Care Providers & Services            36,794           942,015
       Symrise AG                                                          Chemicals                       69,390         1,652,801
                                                                                                                    ---------------
                                                                                                                          7,585,874
                                                                                                                    ---------------

    Quarterly Statement of Investments   See Notes to Statements of Investments.

       HONG KONG 8.5%
   (b) Dah Sing Financial Group                                        Commercial Banks                   272,101   $     1,489,428
       Hopewell Holdings Ltd.                                      Real Estate Management &
                                                                          Development                     194,000           574,685
       Ju Teng International Holdings Ltd.                    Electronic Equipment, Instruments &
                                                                          Components                    2,614,000         2,525,035
       Techtronic Industries Co. Ltd.                                 Household Durables                1,443,000         1,172,725
       Texwinca Holdings Ltd.                                  Textiles, Apparel & Luxury Goods         1,059,000         1,168,900
       VTech Holdings Ltd.                                         Communications Equipment               196,000         2,129,324
       Yue Yuen Industrial Holdings Ltd.                       Textiles, Apparel & Luxury Goods           382,000         1,330,856
                                                                                                                    ---------------
                                                                                                                         10,390,953
                                                                                                                    ---------------
       INDIA 1.0%
       HCL Infosystems Ltd.                                               IT Services                     425,494         1,285,119
                                                                                                                    ---------------
       JAPAN 11.0%
       Asahi Co. Ltd.                                                  Specialty Retail                    30,022           496,006
       Asics Corp.                                             Textiles, Apparel & Luxury Goods           173,000         1,690,873
       Descente Ltd.                                           Textiles, Apparel & Luxury Goods           298,625         1,765,916
       en-japan Inc.                                                 Professional Services                  1,124         1,502,433
       Kobayashi Pharmaceutical Co. Ltd.                               Personal Products                   50,800         2,091,429
       Megane TOP Co. Ltd.                                             Specialty Retail                    66,200           437,487
       MEITEC Corp.                                                  Professional Services                 88,000         1,723,018
       Shinko Plantech Co. Ltd.                                   Energy Equipment & Services              61,000           540,106
       Sohgo Security Services Co. Ltd.                         Commercial Services & Supplies             14,100           163,292
       Sumitomo Rubber Industries Ltd.                                  Auto Components                   126,800         1,117,288
       USS Co. Ltd.                                                    Specialty Retail                    29,029         1,971,172
                                                                                                                    ---------------
                                                                                                                         13,499,020
                                                                                                                    ---------------
       NETHERLANDS 7.6%
       Aalberts Industries NV                                              Machinery                       87,498         1,396,109
   (b) Draka Holding NV                                              Electrical Equipment                  68,735         1,212,809
       Imtech NV                                                  Construction & Engineering               61,290         1,963,327
       Mediq NV                                                Health Care Providers & Services            87,540         1,614,398
   (b) Randstad Holding NV                                           Professional Services                 17,233           819,200
       SBM Offshore NV                                            Energy Equipment & Services              47,359           947,929
       TKH Group NV                                                Communications Equipment                31,878           665,412
   (b) USG People NV                                                 Professional Services                 34,182           645,619
                                                                                                                    ---------------
                                                                                                                          9,264,803
                                                                                                                    ---------------
       NORWAY 3.5%
   (b) Schibsted ASA                                                         Media                         72,648         1,833,774
       Tandberg ASA                                                Communications Equipment                28,620           816,338
       Tomra Systems ASA                                        Commercial Services & Supplies            334,820         1,639,590
                                                                                                                    ---------------
                                                                                                                          4,289,702
                                                                                                                    ---------------
       RUSSIA 0.5%
(b, c) X 5 Retail Group NV, GDR, Reg S                             Food & Staples Retailing                17,948           625,667
                                                                                                                    ---------------
       SINGAPORE 1.6%
       Cerebos Pacific Ltd.                                              Food Products                    206,358           544,328
   (b) Flextronics International Ltd.                         Electronic Equipment, Instruments &
                                                                          Components                      174,800         1,370,432
                                                                                                                    ---------------
                                                                                                                          1,914,760
                                                                                                                    ---------------
       SOUTH AFRICA 1.2%
       Massmart Holdings Ltd.                                      Food & Staples Retailing                95,898         1,429,283
                                                                                                                    ---------------
       SOUTH KOREA 7.4%
       Binggrae Co. Ltd.                                                 Food Products                     51,389         2,150,576
       Busan Bank                                                      Commercial Banks                   160,520         1,723,733
       Daegu Bank Co. Ltd.                                             Commercial Banks                   121,500         1,626,873
       INTOPS Co. Ltd.                                        Electronic Equipment, Instruments &
                                                                          Components                       24,398           365,501
       People & Telecommunication Inc.                             Communications Equipment                79,432           561,630
       Sindoh Co. Ltd.                                                Office Electronics                   24,080         1,159,892
       Youngone Corp.                                          Textiles, Apparel & Luxury Goods           110,538           877,309

       Youngone Holdings Co. Ltd.                              Textiles, Apparel & Luxury Goods            20,752   $       559,402
                                                                                                                    ---------------
                                                                                                                          9,024,916
                                                                                                                    ---------------
       SPAIN 0.5%
       Sol Melia SA                                              Hotels, Restaurants & Leisure             72,372           622,847
                                                                                                                    ---------------
       SWEDEN 0.9%
(b, d) D. Carnegie & Co. AB                                             Capital Markets                   148,750                --
       Niscayah Group AB                                        Commercial Services & Supplies            595,030         1,145,802
                                                                                                                    ---------------
                                                                                                                          1,145,802
                                                                                                                    ---------------
       SWITZERLAND 3.1%
   (b) Basilea Pharmaceutica AG                                          Biotechnology                      6,290           487,863
       Panalpina Welttransport Holding AG                           Air Freight & Logistics                 8,800           747,666
       Verwaltungs- und Privat-Bank AG                                  Capital Markets                    14,193         1,548,572
       Vontobel Holding AG                                              Capital Markets                    36,450         1,078,975
                                                                                                                    ---------------
                                                                                                                          3,863,076
                                                                                                                    ---------------
       TAIWAN 6.1%
       Giant Manufacturing Co. Ltd.                              Leisure Equipment & Products             805,280         2,336,498
       KYE Systems Corp.                                            Computers & Peripherals             1,059,893         1,058,474
       Simplo Technology Co. Ltd.                                   Computers & Peripherals               318,985         1,818,895
   (b) Ta Chong Bank Ltd.                                              Commercial Banks                 5,412,546         1,074,239
       Test-Rite International Co. Ltd.                                  Distributors                   2,038,287         1,207,208
                                                                                                                    ---------------
                                                                                                                          7,495,314
                                                                                                                    ---------------
       THAILAND 4.3%
       Bank of Ayudhya Public Co. Ltd., fgn.                           Commercial Banks                 2,081,900         1,364,969
       Glow Energy Public Co. Ltd., fgn.                         Independent Power Producers &
                                                                        Energy Traders                  1,155,573         1,375,895
       Preuksa Real Estate Co. Ltd., fgn.                          Real Estate Management &
                                                                          Development                   2,393,500         1,295,384
       Total Access Communication Public Co. Ltd.,
       fgn.                                                   Wireless Telecommunication Services       1,037,900         1,235,101
                                                                                                                    ---------------
                                                                                                                          5,271,349
                                                                                                                    ---------------
       UNITED KINGDOM 4.9%
       Bodycote PLC                                                        Machinery                      419,957         1,340,916
       Burberry Group PLC                                      Textiles, Apparel & Luxury Goods           113,620         1,231,716
       Davis Service Group PLC                                  Commercial Services & Supplies            174,550         1,121,031
       GAME Group PLC                                                  Specialty Retail                   489,060           730,288
       Kingfisher PLC                                                  Specialty Retail                   297,760           969,731
       Vectura Group PLC                                                Pharmaceuticals                   922,550           658,333
                                                                                                                    ---------------
                                                                                                                          6,052,015
                                                                                                                    ---------------
       TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
          (COST $92,541,447)                                                                                            118,045,896
       OTHER ASSETS, LESS LIABILITIES 3.7%                                                                                4,591,536
                                                                                                                    ---------------
       NET ASSETS 100.0%                                                                                            $   122,637,432
                                                                                                                    ===============

(a) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2010, the value of this security was $255,013, representing 0.21% of net assets.

(b)  Non-income producing.

(c) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2010, the value of this security was $625,667, representing 0.51% of net assets.

(d) Security has been deemed illiquid because it may not be able to be sold within seven days.

SELECTED PORTFOLIO

GDR Global Depository Receipt

Templeton Institutional Funds
Global Equity Series
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED)

                                                                             INDUSTRY                    SHARES          VALUE
                                                            --------------------------------------   ------------   ---------------
       COMMON STOCKS 82.1%
       AUSTRALIA 1.2%
       Brambles Ltd.                                            Commercial Services & Supplies            295,017   $     1,992,734
                                                                                                                    ---------------
       AUSTRIA 0.5%
       Telekom Austria AG                                   Diversified Telecommunication Services         61,610           861,515
                                                                                                                    ---------------
       BERMUDA 1.3%
       Partnerre Ltd.                                                      Insurance                       26,670         2,126,132
                                                                                                                    ---------------
       BRAZIL 1.5%
       Embraer-Empresa Brasileira de Aeronautica SA, ADR              Aerospace & Defense                  31,000           742,760
       Vale SA, ADR                                                     Metals & Mining                    54,230         1,745,664
                                                                                                                    ---------------
                                                                                                                          2,488,424
                                                                                                                    ---------------
       CANADA 0.5%
       Talisman Energy Inc.                                       Oil, Gas & Consumable Fuels              51,800           886,251
                                                                                                                    ---------------
       CHINA 3.6%
       China Mobile Ltd.                                      Wireless Telecommunication Services         160,000         1,539,363
       China Telecom Corp. Ltd., H                          Diversified Telecommunication Services      4,932,000         2,445,594
       Shanghai Electric Group Co. Ltd.                              Electrical Equipment               3,998,000         1,946,413
                                                                                                                    ---------------
                                                                                                                          5,931,370
                                                                                                                    ---------------
       FRANCE 7.2%
       Alstom SA                                                     Electrical Equipment                  15,330           956,254
       AXA SA                                                              Insurance                       56,025         1,246,657
       Compagnie Generale des Etablissements Michelin, B                Auto Components                     7,240           533,684
       France Telecom SA                                    Diversified Telecommunication Services         90,710         2,171,039
       GDF Suez                                                         Multi-Utilities                     7,319           282,806
       Ipsen SA                                                         Pharmaceuticals                     4,300           210,043
       Sanofi-Aventis                                                   Pharmaceuticals                    36,280         2,705,198
       Total SA, B                                                Oil, Gas & Consumable Fuels              36,560         2,122,971
       Vivendi SA                                                            Media                         65,890         1,763,945
                                                                                                                    ---------------
                                                                                                                         11,992,597
                                                                                                                    ---------------
       GERMANY 5.7%
       Deutsche Post AG                                             Air Freight & Logistics                49,520           857,040
       E.ON AG                                                        Electric Utilities                   16,650           615,013
       Merck KGaA                                                       Pharmaceuticals                    10,400           843,055
       Muenchener Rueckversicherungs-Gesellschaft AG                       Insurance                       16,230         2,637,883
       Rhoen-Klinikum AG                                       Health Care Providers & Services            33,452           856,451
       SAP AG                                                              Software                        56,850         2,751,618
       Siemens AG                                                  Industrial Conglomerates                 9,380           940,959
                                                                                                                    ---------------
                                                                                                                          9,502,019
                                                                                                                    ---------------
       HONG KONG 1.5%
       Cheung Kong (Holdings) Ltd.                           Real Estate Management & Development          83,000         1,069,002
       Hutchison Whampoa Ltd.                                      Industrial Conglomerates               190,000         1,389,961
                                                                                                                    ---------------
                                                                                                                          2,458,963
                                                                                                                    ---------------
       ISRAEL 0.5%
   (a) Check Point Software Technologies Ltd.                              Software                        22,240           779,734
                                                                                                                    ---------------
       ITALY 0.3%
       Eni SpA                                                    Oil, Gas & Consumable Fuels              22,219           521,430
                                                                                                                    ---------------
       JAPAN 3.4%
       Konica Minolta Holdings Ltd.                                   Office Electronics                  109,500         1,277,490
       Mitsubishi UFJ Financial Group Inc.                             Commercial Banks                     5,100            26,723
       Nintendo Co. Ltd.                                                   Software                         4,700         1,573,117
       Nippon Telegraph & Telephone Corp.                   Diversified Telecommunication Services         24,800         1,044,880

    Quarterly Statement of Investments   See Notes to Statements of Investments.

Templeton Institutional Funds
Global Equity Series
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

       Toyota Motor Corp.                                                Automobiles                       43,700   $     1,750,056
                                                                                                                    ---------------
                                                                                                                          5,672,266
                                                                                                                    ---------------
       NETHERLANDS 1.5%
       Akzo Nobel NV                                                      Chemicals                         7,540           429,837
       ING Groep NV                                             Diversified Financial Services            100,720         1,005,887
       Koninklijke Philips Electronics NV                          Industrial Conglomerates                16,820           539,483
       Reed Elsevier NV                                                     Media                          43,570           529,670
                                                                                                                    ---------------
                                                                                                                          2,504,877
                                                                                                                    ---------------
       NORWAY 1.8%
       Statoil ASA                                               Oil, Gas & Consumable Fuels               65,780         1,523,151
       Telenor ASA                                          Diversified Telecommunication Services        101,930         1,382,509
                                                                                                                    ---------------
                                                                                                                          2,905,660
                                                                                                                    ---------------
       PHILIPPINES 0.2%
       Ayala Corp.                                              Diversified Financial Services             46,520           342,855
                                                                                                                    ---------------
       SINGAPORE 3.4%
       DBS Group Holdings Ltd.                                         Commercial Banks                   158,500         1,620,237
                                                             Electronic Equipment, Instruments &
       Flextronics International Ltd.                                     Components                      132,230         1,036,683
       Singapore Telecommunications Ltd.                    Diversified Telecommunication Services      1,107,004         2,508,545
       United Overseas Bank Ltd.                                       Commercial Banks                    30,000           412,181
                                                                                                                    ---------------
                                                                                                                          5,577,646
                                                                                                                    ---------------
       SOUTH KOREA 1.9%
       Hana Financial Group Inc.                                       Commercial Banks                    38,130         1,181,189
(a, b) Hyundai Motor Co., GDR, 144A                                      Automobiles                        4,600           234,787
       KB Financial Group Inc., ADR                                    Commercial Banks                    23,150         1,110,274
                                                                Semiconductors & Semiconductor
       Samsung Electronics Co. Ltd.                                       Equipment                           840           607,292
                                                                                                                    ---------------
                                                                                                                          3,133,542
                                                                                                                    ---------------
       SPAIN 0.5%
       Iberdrola SA                                                   Electric Utilities                   16,798           142,411
       Telefonica SA, ADR                                   Diversified Telecommunication Services          9,360           665,496
                                                                                                                    ---------------
                                                                                                                            807,907
                                                                                                                    ---------------
       SWEDEN 0.4%
       Telefonaktiebolaget LM Ericsson, B                          Communications Equipment                65,450           690,002
                                                                                                                    ---------------
       SWITZERLAND 5.2%
   (a) Basilea Pharmaceutica AG                                         Biotechnology                       1,710           132,630
       Lonza Group AG                                           Life Sciences Tools & Services             15,030         1,226,357
       Nestle SA                                                        Food Products                      39,350         2,016,034
       Novartis AG                                                     Pharmaceuticals                     52,970         2,862,089
       Roche Holding AG                                                Pharmaceuticals                     15,180         2,462,789
                                                                                                                    ---------------
                                                                                                                          8,699,899
                                                                                                                    ---------------
       TAIWAN 2.1%
       Compal Electronics Inc.                                     Computers & Peripherals              1,295,087         1,695,231
                                                                Semiconductors & Semiconductor
       Taiwan Semiconductor Manufacturing Co. Ltd.                        Equipment                       923,616         1,789,474
                                                                                                                    ---------------
                                                                                                                          3,484,705
                                                                                                                    ---------------
       TURKEY 0.7%
       Turkcell Iletisim Hizmetleri AS, ADR                  Wireless Telecommunication Services           79,870         1,202,842
                                                                                                                    ---------------
       UNITED KINGDOM 5.5%
       Aviva PLC                                                          Insurance                        93,140           544,446
       BAE Systems PLC                                               Aerospace & Defense                  345,080         1,944,846
       BP PLC                                                    Oil, Gas & Consumable Fuels               23,790           225,174
       GlaxoSmithKline PLC                                             Pharmaceuticals                     81,110         1,557,839
   (c) Hays PLC                                                     Professional Services                  31,804            52,441
   (c) Marks & Spencer Group PLC                                       Multiline Retail                   134,390           754,964

Templeton Institutional Funds
Global Equity Series
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

       Royal Dutch Shell PLC, B, ADR                             Oil, Gas & Consumable Fuels               15,450   $       854,849
       Tesco PLC                                                   Food & Staples Retailing               146,720           969,807
       Vodafone Group PLC                                    Wireless Telecommunication Services          936,250         2,161,403
                                                                                                                    ---------------
                                                                                                                          9,065,769
                                                                                                                    ---------------
       UNITED STATES 31.7%
       Abbott Laboratories                                             Pharmaceuticals                     23,590         1,242,721
       Accenture PLC, A                                                  IT Services                       21,230           890,599
       ACE Ltd.                                                           Insurance                        40,090         2,096,707
   (a) Amgen Inc.                                                       Biotechnology                      39,650         2,369,484
       Aon Corp.                                                          Insurance                        22,010           940,047
       AT&T Inc.                                            Diversified Telecommunication Services         19,380           500,779
       The Bank of New York Mellon Corp.                               Capital Markets                     49,460         1,527,325
   (a) Biogen Idec Inc.                                                 Biotechnology                       8,190           469,778
       Burger King Holdings Inc.                                Hotels, Restaurants & Leisure               8,060           171,356
       Chesapeake Energy Corp.                                   Oil, Gas & Consumable Fuels               20,560           486,038
       Chevron Corp.                                             Oil, Gas & Consumable Fuels               22,430         1,700,867
   (a) Cisco Systems Inc.                                          Communications Equipment                87,140         2,268,254
       Comcast Corp., A                                                     Media                         110,350         1,982,990
       Consolidated Edison Inc.                                        Multi-Utilities                     30,500         1,358,470
       Covidien PLC                                            Health Care Equipment & Supplies            19,800           995,544
       CVS Caremark Corp.                                          Food & Staples Retailing                79,770         2,916,391
       Cytec Industries Inc.                                              Chemicals                         5,310           248,189
       Dell Inc.                                                   Computers & Peripherals                 83,730         1,256,787
       Dr. Pepper Snapple Group Inc.                                      Beverages                        57,573         2,024,843
       Halliburton Co.                                           Energy Equipment & Services               28,530           859,609
       The Home Depot Inc.                                             Specialty Retail                    28,580           924,563
   (a) Isis Pharmaceuticals Inc.                                        Biotechnology                      21,600           235,872
       Marsh & McLennan Cos. Inc.                                         Insurance                        37,360           912,331
       Medtronic Inc.                                          Health Care Equipment & Supplies            46,140         2,077,684
       Merck & Co. Inc.                                                Pharmaceuticals                     49,610         1,852,934
       Microsoft Corp.                                                     Software                        82,960         2,428,239
   (a) Onyx Pharmaceuticals Inc.                                        Biotechnology                      13,010           393,943
       Oracle Corp.                                                        Software                        36,050           926,125
       Pfizer Inc.                                                     Pharmaceuticals                     85,360         1,463,924
       PG&E Corp.                                                      Multi-Utilities                     39,270         1,665,833
       The Procter & Gamble Co.                                       Household Products                   25,840         1,634,897
       Progressive Corp.                                                  Insurance                        46,580           889,212
       Quest Diagnostics Inc.                                  Health Care Providers & Services            42,340         2,467,999
   (a) Regeneron Pharmaceuticals Inc.                                   Biotechnology                      15,300           405,297
       Sprint Nextel Corp.                                   Wireless Telecommunication Services          440,330         1,673,254
       Target Corp.                                                    Multiline Retail                    26,640         1,401,264
       Time Warner Cable Inc.                                               Media                          34,240         1,825,334
                                                             Electronic Equipment, Instruments &
       Tyco Electronics Ltd.                                              Components                       23,190           637,261
       United Parcel Service Inc., B                               Air Freight & Logistics                  7,880           507,551
   (a) Watson Pharmaceuticals Inc.                                     Pharmaceuticals                     48,740         2,035,870
                                                                                                                    ---------------
                                                                                                                         52,666,165
                                                                                                                    ---------------
       TOTAL COMMON STOCKS (COST $125,711,514)                                                                          136,295,304
                                                                                                                    ---------------
       PREFERRED STOCKS (COST $611,461) 0.8%
       BRAZIL 0.8%
       Petroleo Brasileiro SA, ADR, pfd.                         Oil, Gas & Consumable Fuels               34,320         1,358,729
                                                                                                                    ---------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
          (COST $126,322,975)                                                                                           137,654,033
                                                                                                                    ---------------

                                                                                                       PRINCIPAL
                                                                                                        AMOUNT
                                                                                                     ------------
       SHORT TERM INVESTMENTS 9.6%
       TIME DEPOSITS 9.6%
       UNITED STATES 9.6%
       Paribas Corp., 0.10%, 4/01/10                                                                 $  8,000,000         8,000,000

Templeton Institutional Funds
Global Equity Series
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

       Royal Bank of Canada., 0.05%, 4/01/10                                                         $  8,000,000   $     8,000,000
                                                                                                                    ---------------
       TOTAL TIME DEPOSITS (COST $16,000,000)                                                                            16,000,000
                                                                                                                    ---------------
       TOTAL INVESTMENTS (COST $142,322,975) 92.5%                                                                      153,654,033
       OTHER ASSETS, LESS LIABILITIES 7.5%                                                                               12,408,503
                                                                                                                    ---------------
       NET ASSETS 100.0%                                                                                            $   166,062,536
                                                                                                                    ===============

(a)  Non-income producing.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2010, the value of this security was $234,787, representing 0.14% of net assets.

(c)  A portion of the security purchased on a delayed delivery basis.

Templeton Institutional Funds
Global Equity Series
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

SELECTED PORTFOLIO

ADR American Depository Receipt
GDR Global Depository Receipt

TEMPLETON INSTITUTIONAL FUNDS

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Templeton Institutional Funds (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of four funds (Funds).

2. FINANCIAL INSTRUMENT VALUATION

The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

Under procedures approved by the Funds' Board of Trustees, the Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities may be valued utilizing a market-based approached in which the fundamental characteristics or relationships to similar securities are used to determine the fair value of the security held.

Additionally, for certain equity securities, the Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In other instances, the pricing services utilize proprietary valuation models to develop an income-based valuation which may consider characteristics such as credit risk, yield spreads, benchmark quotes and other unique security features in order to estimate the relevant cash flows which are then used to calculate the fair value.

Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In other instances, the pricing services utilize proprietary valuation models to develop an income-based valuation which may consider characteristics such as option-adjusted spreads, credit risk and spreads, benchmark yield curves, coupon rates, maturity and other unique security features in order to estimate the relevant cash flows which are then used to calculate the fair value.

The Funds have procedures to determine the fair value of investments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach, which may use prices of recent transactions, various market multiples, book values, and other relevant information for the investment, related assets or liabilities or other comparable assets or liabilities to determine the fair value of the investment. In developing this fair value, the Funds may also give consideration to an income-based approach valuation, which considers anticipated future cash flows of the investment and converts those amounts into a net present value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had a ready market existed.

Trading in securities on foreign exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a foreign security held by the Funds. As a result, variances may arise between the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these discrepancies, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the

    Quarterly Statement of Investments   See Notes to Statements of Investments.

Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Investments in open-end mutual funds are valued at the closing net asset value. Time deposits are valued at cost, which approximates market value.

3.  INCOME TAXES

At March 31, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                     TIF               TIF               TIF              TIF
                                  EMERGING           FOREIGN       FOREIGN SMALLER       GLOBAL
                              MARKETING SERIES    EQUITY SERIES   COMPANIES SERIES   EQUITY SERIES
                              ----------------   --------------   ----------------   -------------
Cost of investments            $1,000,255,240    $4,932,894,854      $92,740,299      $142,514,409
                               --------------    --------------      -----------      ------------
Unrealized appreciation        $  615,546,597    $1,513,546,289      $31,831,825      $ 15,697,479
Unrealized depreciation           (40,534,652)     (416,775,090)      (6,526,228)       (4,557,855)
                               --------------    --------------      -----------      ------------
Net unrealized appreciation
   (depreciation)              $  575,011,945    $1,096,771,199      $25,305,597      $ 11,139,624
                               ==============    ==============      ===========      ============

4. OTHER CONSIDERATIONS

Officers, directors or employees of the Fund' s Investment Manager, may serve from time to time as members of boards of directors of companies in which the Fund invests. Such participation may result in the possession by the Investment Manager of material non-public information which, pursuant to the Fund's policies and the requirements of applicable securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.

5. FAIR VALUE MEASUREMENTS

The Trust follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the fund' s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of March 31, 2010, in valuing the Funds' assets and liabilities carried at fair value:

                                               LEVEL 1      LEVEL 2   LEVEL 3        TOTAL
                                           --------------   -------   -------   --------------
EMERGING MARKETING SERIES
ASSETS:
   Investments in Securities
      Equity Investments(a, b)             $1,485,896,897     $--       $--     $1,485,896,897
      Short Term Investments                   89,370,288      --        --         89,370,288
                                           --------------     ---       ---     --------------
         Total Investments in Securities   $1,575,267,185     $--       $--     $1,575,267,185
                                           --------------     ---       ---     --------------

                                                  LEVEL 1         LEVEL 2       LEVEL 3          TOTAL
                                              --------------   ------------   ----------    --------------
FOREIGN EQUITY SERIES
ASSETS:
   Investments in Securities
      Equity Investments:(a)
         Taiwan                               $  135,426,460   $ 30,064,667   $       --    $  165,491,127
            Other Equity Investments(b)        5,498,790,266             --           --     5,498,790,266
      Short Term Investments                     270,451,240     94,933,420           --       365,384,660
                                              --------------   ------------   ----------    --------------
         Total Investments in
            Securities                        $5,904,667,966   $124,998,087   $       --    $6,029,666,053
                                              --------------   ------------   ----------    --------------
FOREIGN SMALLER COMPANIES SERIES
ASSETS:
   Investments in Securities:
      Equity Investments:(a)
         Hong Kong                            $    9,060,097   $         --   $1,330,856    $   10,390,953
         Sweden                                    1,145,802             --           --(c)      1,145,802
         Other Equity Investments(b)             106,509,141             --           --       106,509,141
                                              --------------   ------------   ----------    --------------
   Total Investments in Securities            $  116,715,040   $         --   $1,330,856    $  118,045,896
                                              --------------   ------------   ----------    --------------
GLOBAL EQUITY SERIES
ASSETS:
   Investments in Securities
      Equity Investments:(a)
         South Korea                          $    2,898,755   $    234,787   $       --    $    3,133,542
         Other Equity Investments(b)             134,520,491             --           --       134,520,491
      Short Term Investments                              --     16,000,000           --        16,000,000
                                              --------------   ------------   ----------    --------------
            Total Investments in Securities   $  137,419,246   $ 16,234,787   $       --    $  153,654,033
                                              --------------   ------------   ----------    --------------

(a)  Includes common and preferred stock as well as other equity investments.

(b) For detailed country descriptions, see the accompanying Statement of Investments.

(c)  Includes securities determined to have no value at March 31, 2009.

At March 31, 2010 the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining the Funds' fair value, were as follows:

                                                                                                                     NET CHANGE IN
                                                                                                                      UNREALIZED
                                                                                                                     APPRECIATION
                                                          NET CHANGE IN                                             (DEPRECIATION)
                               BALANCE AT       NET        UNREALIZED        NET       TRANSFER IN                        ON
                              BEGINNING OF    REALIZED    APPRECIATION     PURCHASES     (OUT OF)      BALANCE AT   ASSETS HELD AT
                                 PERIOD     GAIN (LOSS)  (DEPRECIATION)    (SALES)        LEVEL3     END OF PERIOD      PERIOD
                              ------------  -----------  --------------  ------------  -----------  --------------  --------------
FOREIGN EQUITY SERIES
   ASSETS
      INVESTMENTS IN
         SECURITIES
         EQUITY INVESTMENTS:
            United Kingdom    $1,360,369     $(23,961)       $18,697     $(1,355,105)   $       --    $       --          $--
FOREIGN SMALLER COMPANIES
   SERIES
   ASSETS
      Hong Kong               $       --     $     --        $    --     $        --    $1,330,856    $1,330,856          $--

5. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

FOR INFORMATION ON THE FUNDS' POLICY REGARDING OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUNDS' MOST RECENT SEMIANNUAL OR ANNUAL SHAREHOLDER REPORT.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer





                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON INSTITUTIONAL FUNDS


By /s/LAURA F. FERGERSON
 ------------------------------
   Laura F. Fergerson
   Chief Executive Officer -
   Finance and Administration
   Date May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
 ------------------------------
   Laura F. Fergerson
   Chief Executive Officer -
   Finance and Administration
   Date May 27, 2010


By /s/MARK H. OTANI
 -------------------------------
   Mark H. Otani
   Chief Financial Officer and
   Chief Accounting Officer
   Date May 27, 2010